Stock-based compensation expense (Details Narrative) - USD ($)		12 Months Ended
	May 04, 2020	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Non cash stock-based compensation expense		$ 54,506	$ 318,137
Options outstanding		300,000
Ms Fung Ming Pang [Member] | Pre Reverse Stock Split [Member]
Related Party Transaction [Line Items]
Purchase of granted options	6,000,000
Share Price	$ 0.05
Ms Fung Ming Pang [Member] | Post Reverse Stock Split [Member]
Related Party Transaction [Line Items]
Purchase of granted options	600,000
Share Price	$ 0.5